UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter   March 31, 2005
Ended:                                   --------------------


Check here if Amendment [|_|]; Amendment Number:
                                                ------
  This Amendment (Check only one.):             [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Cannell Capital LLC
           -------------------------------------
Address:   150 California Street, 5th Floor
           -------------------------------------
           San Francisco, CA 94111
           -------------------------------------

           -------------------------------------

Form 13F File Number:  28- 6453
                           --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Carlo Cannell
           -------------------------------------
Title:     Managing Member
           -------------------------------------
Phone:     415-835-8300
           -------------------------------------

Signature, Place, and Date of Signing:

       /s/ J. Carlo Cannell        San Francisco, CA      5/13/2005
      ------------------------  ------------------------- ----------
            [Signature]              [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



                             Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0
                                      --------------

Form 13F Information Table Entry           60
Total:
                                      --------------

Form 13F Information Table value     $   817,925
Total:
                                      --------------
                                        (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

CANNELL CAPITAL LLC
Managed Assets as of 3/31/2005

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COLUMN 1                      COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5
--------------------------------------------------------------------------------
                              TITLE OF   CUSIP      VALUE     SHS OR   SH/  PUT/
NAME OF ISSUER                  CLASS              (x$1000)   PRN AMT  PRN  CALL
--------------------------------------------------------------------------------

1-800-FLOWERS.COMCMN CLASS A    COMMON   68243q106  20,420  2,697,445   SH
ACME COMMUNICATIONS INCCMN      COMMON   004631107   7,364  1,397,256   SH
ACTUATE CORPORATIONCOMMON STOC  COMMON   00508b102   8,216  3,423,286   SH
ALDERWOODS GROUP INCCMN         COMMON   014383103  27,630  2,221,040   SH
BALLY TOTAL FITNESS HLDG CORPC  COMMON   05873k108   3,151    905,500   SH
BKF CAP GROUP INCCMN            COMMON   05548g102  15,812    395,200   SH
BROOKSTONE INCCMN               COMMON   114537103   4,217    260,000   SH
CALLIDUS SOFTWARE INCCMN        COMMON   13123e500   7,581  1,876,544   SH
CANDELA CORPCMN                 COMMON   136907102  13,198  1,479,600   SH
CARRIZO OIL & GAS INCCMN        COMMON   144577103  15,206    895,000   SH
COMFORT SYSTEMS USA INCCOMMON   COMMON   199908104  19,974  2,577,233   SH
COOPER CAMERON CORPCMN          COMMON   216640102  13,730    240,000   SH
CROWN HOLDINGS INCCMN           COMMON   228368106  31,120  2,000,000   SH
DATASTREAM SYSTEMS INCCMN       COMMON   238124101   3,367    479,587   SH
DRUGSTORE.COM INCCMN            COMMON   262241102   7,342  2,845,872   SH
DRYSHIPS INCCMN                 COMMON   y2109q101   9,242    474,200   SH
DYNAMEX INCCMN                  COMMON   26784f103  14,191    784,057   SH
ENNIS INCCMN                    COMMON   293389102  30,033  1,775,000   SH
ENTRUST INCCMN                  COMMON   293848107  13,875  3,700,000   SH
FLOW INTERNATIONAL CORPCMN      COMMON   343468104  11,229  1,865,226   SH
FROZEN FOOD EXPRESS INDS INCCM  COMMON   359360104  12,857  1,116,073   SH
FUNDTECH LTDCMN                 COMMON   m47095100  15,832  1,583,226   SH
GENERAL CABLE CORPCMN           COMMON   369300108  24,140  2,000,000   SH
GERBER SCIENTIFIC INCCMN        COMMON   373730100   9,648  1,325,315   SH
GLOBAL POWER EQUIPMENT INCCMN   COMMON   37941p108  32,620  3,405,000   SH
GRAFTECH INTERNATIONAL LTDCMN   COMMON   384313102   6,828  1,200,000   SH
HORNBECK OFFSHORE SERVICES INC  COMMON   440543106  13,532    540,000   SH
ICO INC DEP SHS REPSTG 1/4PFD   COMMON   449293307   2,129     90,390   SH
IKON OFFICE SOLUTIONS INCCMN    COMMON   451713101  19,780  2,000,000   SH
KEY ENERGY SERVICES INCCMN      COMMON   492914106  15,711  1,369,706   SH
LAIDLAW INTERNATIONAL, INC.CMN  COMMON   50730r102  20,062    964,500   SH
MAGNUM HUNTER RESOURCES INC.CM  COMMON   55972f203  18,124  1,125,000   SH
MAPINFO CORPCMN                 COMMON   565105103  20,606  1,711,446   SH
MVC CAPITAL INCMUTUAL FUND      COMMON   553829102  26,408  2,845,650   SH
NAPCO SECURITY SYSTEMS INCCMN   COMMON   630402105   8,304    788,600   SH
NATCO GROUP INCCMN CLASS A      COMMON   63227w203  12,449  1,145,300   SH
NATIONAL RESEARCH CORPCMN       COMMON   637372103   8,583    631,526   SH
NUANCE COMMUNICATIONS INCCMN    COMMON   669967101   5,730  1,962,266   SH
OCA INC.CMN                     COMMON   67083q101   5,026  1,182,500   SH
OPINION RESEARCH CORPCMN        COMMON   683755102   2,606    371,799   SH
PC-TEL INCCMN                   COMMON   69325q105   5,709    775,684   SH
PORTEC RAIL PRODUCTS, INC.CMN   COMMON   736212101   2,453    196,200   SH
PRG-SCHULTZ INTERNATIONAL INCC  COMMON   69357c107  23,887  4,777,316   SH
PRIDE INTERNATIONAL INCCMN      COMMON   74153q102  24,840  1,000,000   SH
QUALITY DISTRIBUTION INCCMN     COMMON   74756m102  10,470    965,000   SH
RADCOM LTDCMN                   COMMON   m81865103   4,348  1,705,193   SH
RANGE RESOURCES CORPORATIONCMN  COMMON   75281a109  22,192    950,000   SH
S1 CORPORATIONCMN               COMMON   78463b101   7,495  1,080,000   SH
SBS TECHNOLOGIES INCCMN         COMMON   78387p103   6,440    577,547   SH
SEABRIGHT INSURANCE HLDG INCCM  COMMON   811656107  15,687  1,517,082   SH
SERVICEMASTER COMPANYCMN        COMMON   81760n109  22,275  1,650,000   SH
SPECTRUM CONTROL INCCMN         COMMON   847615101   8,791  1,176,901   SH
STEWART ENTERPRISES INCCLASS A  COMMON   860370105  20,640  3,356,085   SH
STINGER SYS INCCMN              COMMON   860837103   7,000  1,400,000   SH
SUPERIOR ESSEX INCCMN           COMMON   86815v105  17,682  1,000,099   SH
TELULAR CORP (NEW)CMN           COMMON   87970t208  11,286  1,794,323   SH
THE NASDAQ STOCK MARKET, INC.C  COMMON   631103108  13,589  1,270,000   SH
TORTOISE ENERGY INFRASTRUCTURE  COMMON   89147l100  15,925    558,000   SH
USEC INCCMN                     COMMON   90333e108  16,280  1,000,000   SH
VAALCO ENERGY, INC.CMN          COMMON   91851c201   3,064    800,000   SH




CANNELL CAPITAL LLC
Managed Assets as of
3/31/2005

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COLUMN 1                      COLUMN 6   COLUMN 7               COLUMN 8
--------------------------------------------------------------------------------
                             INVESTMENT  OTHER            VOTING AUTHORITY
NAME OF ISSUER               DISCRETION   MGRS     SOLE        SHARED     NONE
--------------------------------------------------------------------------------
                                               # OF EACH TYPE
1-800-FLOWERS.COMCMN CLASS A     SOLE           2,314,945   382,500
ACME COMMUNICATIONS INCCMN       SOLE           1,229,945   167,311
ACTUATE CORPORATIONCOMMON STOC   SOLE           2,930,921   492,365
ALDERWOODS GROUP INCCMN          SOLE           1,938,340   282,700
BALLY TOTAL FITNESS HLDG CORPC   SOLE             763,400   142,100
BKF CAP GROUP INCCMN             SOLE             337,800    57,400
BROOKSTONE INCCMN                SOLE             219,200    40,800
CALLIDUS SOFTWARE INCCMN         SOLE           1,607,144   269,400
CANDELA CORPCMN                  SOLE           1,264,500   215,100
CARRIZO OIL & GAS INCCMN         SOLE             754,300   140,700
COMFORT SYSTEMS USA INCCOMMON    SOLE           2,193,233   384,000
COOPER CAMERON CORPCMN           SOLE             202,500    37,500
CROWN HOLDINGS INCCMN            SOLE           1,715,800   284,200
DATASTREAM SYSTEMS INCCMN        SOLE             398,747    80,840
DRUGSTORE.COM INCCMN             SOLE           2,399,072   446,800
DRYSHIPS INCCMN                  SOLE             405,100    69,100
DYNAMEX INCCMN                   SOLE             675,267   108,790
ENNIS INCCMN                     SOLE           1,497,400   277,600
ENTRUST INCCMN                   SOLE           3,121,200   578,800
FLOW INTERNATIONAL CORPCMN       SOLE           1,590,726   274,500
FROZEN FOOD EXPRESS INDS INCCM   SOLE             945,658   170,415
FUNDTECH LTDCMN                  SOLE           1,384,309   198,917
GENERAL CABLE CORPCMN            SOLE           1,686,900   313,100
GERBER SCIENTIFIC INCCMN         SOLE           1,156,273   169,042
GLOBAL POWER EQUIPMENT INCCMN    SOLE           3,002,165   402,835
GRAFTECH INTERNATIONAL LTDCMN    SOLE           1,012,300   187,700
HORNBECK OFFSHORE SERVICES INC   SOLE             461,900    78,100
ICO INC DEP SHS REPSTG 1/4PFD    SOLE              87,390     3,000
IKON OFFICE SOLUTIONS INCCMN     SOLE           1,686,900   313,100
KEY ENERGY SERVICES INCCMN       SOLE           1,154,406   215,300
LAIDLAW INTERNATIONAL, INC.CMN   SOLE             843,000   121,500
MAGNUM HUNTER RESOURCES INC.CM   SOLE             946,309   178,691
MAPINFO CORPCMN                  SOLE           1,443,885   267,561
MVC CAPITAL INCMUTUAL FUND       SOLE           2,546,550   299,100
NAPCO SECURITY SYSTEMS INCCMN    SOLE             670,200   118,400
NATCO GROUP INCCMN CLASS A       SOLE             995,803   149,497
NATIONAL RESEARCH CORPCMN        SOLE             576,649    54,877
NUANCE COMMUNICATIONS INCCMN     SOLE           1,698,693   263,573
OCA INC.CMN                      SOLE           1,011,800   170,700
OPINION RESEARCH CORPCMN         SOLE             304,917    66,882
PC-TEL INCCMN                    SOLE             673,524   102,160
PORTEC RAIL PRODUCTS, INC.CMN    SOLE             165,600    30,600
PRG-SCHULTZ INTERNATIONAL INCC   SOLE           4,134,016   643,300
PRIDE INTERNATIONAL INCCMN       SOLE             842,442   157,558
QUALITY DISTRIBUTION INCCMN      SOLE             822,049   142,951
RADCOM LTDCMN                    SOLE           1,502,793   202,400
RANGE RESOURCES CORPORATIONCMN   SOLE             800,711   149,289
S1 CORPORATIONCMN                SOLE             910,100   169,900
SBS TECHNOLOGIES INCCMN          SOLE             493,747    83,800
SEABRIGHT INSURANCE HLDG INCCM   SOLE           1,282,882   234,200
SERVICEMASTER COMPANYCMN         SOLE           1,396,300   253,700
SPECTRUM CONTROL INCCMN          SOLE           1,038,542   138,359
STEWART ENTERPRISES INCCLASS A   SOLE           2,831,754   524,331
STINGER SYS INCCMN               SOLE           1,400,000         -
SUPERIOR ESSEX INCCMN            SOLE             854,405   145,694
TELULAR CORP (NEW)CMN            SOLE           1,530,725   263,598
THE NASDAQ STOCK MARKET, INC.C   SOLE           1,071,400   198,600
TORTOISE ENERGY INFRASTRUCTURE   SOLE             478,900    79,100
USEC INCCMN                      SOLE             841,949   158,051
VAALCO ENERGY, INC.CMN           SOLE             674,900   125,100